Term deposits and other financial assets - Term deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 78,585	$ 85,088
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Term deposits and other financial assets	47,627	84,023
Short term and other deposits
Disclosure of financial assets [line items]
Term deposits and other financial assets	$ 30,958	$ 1,065